Commitments and Contingencies (Details) - USD ($)		1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 22, 2021	Jul. 22, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Oct. 19, 2022
Commitments and Contingencies [Line Items]
Deferred underwriting discount			3.50%		3.50%
Representative shares				103,734
Sale stock price per share (in Dollars per share)	$ 10	$ 10	$ 11.2			$ 10.29
Underwriter least percentage			75.00%		75.00%
Public and private equity percentage			50.00%		50.00%
Purchase additional units					1,875,000
Aggregate fee (in Dollars)					$ 125,000
Shares of common stock					125,000
Underwriter’s over-allotment option	143,750	143,750
Sale price (in Dollars per share)			$ 11.14
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Units issued during period shares	1,331,230		1,875,000
Underwriting expense (in Dollars)			$ 125,000
Stock issued during period, share			143,750
Representative shares	138,312
Purchase additional units	1,331,230
Aggregate issuance representative shares	138,312	138,312
IPO [Member]
Commitments and Contingencies [Line Items]
Units issued during period shares	1,875,000	13,831,230
Underwriting expense (in Dollars)			$ 2,766,246		$ 2,766,246
Sale stock price per share (in Dollars per share)	$ 10.15	$ 10.15
Sale price (in Dollars per share)	$ 10	$ 10
Maxim [Member]
Commitments and Contingencies [Line Items]
Stock issued during period, share			125,000